Annual Total Returns [BarChart] - First Trust Tactical High Yield ETF - First Trust Tactical High Yield ETF	Mar. 01, 2021
Bar Chart Table:
2014	2.43%
2015	(0.15%)
2016	8.56%
2017	6.06%
2018	(1.79%)
2019	13.93%
2020	5.43%